Segment Reporting and Business Concentrations - Revenues and Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues from external customers	$ 276,249	$ 246,597	$ 1,050,441	$ 881,983	$ 757,907
United States
Segment Reporting Information [Line Items]
Revenues from external customers			977,877	816,026	700,471
Canada
Segment Reporting Information [Line Items]
Revenues from external customers			$ 72,564	$ 65,957	$ 57,436